PROPERTY, PLANT AND EQUIPMENT - Net Book Value (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 4,803	$ 5,111
Additions, net of disposals	212	377
Assets held by subsidiaries disposed during the period		(653)
Non-cash disposals	0	(4)
Depreciation expense	(57)	(128)
Fair value adjustments		134
Net foreign currency exchange differences	(491)	(34)
Ending balance	4,467	4,803
Gross Carrying Amount:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,935	4,197
Additions, net of disposals	209	367
Assets held by subsidiaries disposed during the period		(599)
Non-cash disposals	2	(1)
Depreciation expense	0	0
Fair value adjustments		0
Net foreign currency exchange differences	(407)	(29)
Ending balance	3,739	3,935
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(673)	(719)
Additions, net of disposals	3	10
Assets held by subsidiaries disposed during the period		163
Non-cash disposals	(2)	(3)
Depreciation expense	(57)	(128)
Fair value adjustments		0
Net foreign currency exchange differences	71	4
Ending balance	(658)	(673)
Accumulated fair value adjustments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,541	1,633
Additions, net of disposals	0	0
Assets held by subsidiaries disposed during the period		(217)
Non-cash disposals	0	0
Depreciation expense	0	0
Fair value adjustments		134
Net foreign currency exchange differences	(155)	(9)
Ending balance	$ 1,386	$ 1,541